Schedule of trade and other payables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Trade And Other Payables
- third parties	$ 1,142,065	$ 1,468,582	$ 1,617,002	$ 2,056,665	$ 829,324
Accruals	1,163,541	1,496,198	1,131,435	1,439,072	1,074,868
GST payables	167,671	215,607	219,858	279,638	391,330
Other payables third parties	384,498	494,426	2,200,967	2,799,410	280,427
Total	$ 2,857,775	$ 3,674,813	$ 5,169,262	$ 6,574,785	$ 2,575,949